PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Property, equipment and software, net
Total property, equipment and software	¥ 261,875			¥ 260,753
Total accumulated depreciation and amortization	(234,689)			(231,447)
Net book value	27,186		$ 4,219	29,306
Depreciation and amortization expenses	8,100	¥ 28,800
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software	173,267			167,073
Total accumulated depreciation and amortization	(162,215)			(159,103)
Computer equipment
Property, equipment and software, net
Total property, equipment and software	56,686			61,758
Total accumulated depreciation and amortization	(55,531)			(56,961)
Software
Property, equipment and software, net
Total property, equipment and software	26,018			26,018
Total accumulated depreciation and amortization	(12,752)			(11,561)
Furniture
Property, equipment and software, net
Total property, equipment and software	3,650			3,650
Total accumulated depreciation and amortization	(2,839)			(2,738)
Vehicle and motor
Property, equipment and software, net
Total property, equipment and software	2,254			2,254
Total accumulated depreciation and amortization	¥ (1,352)			¥ (1,084)